Offerings - Offering: 1	Mar. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $.01 per share
Amount Registered | shares	116,725
Proposed Maximum Offering Price per Unit	12.30
Maximum Aggregate Offering Price	$ 1,435,717.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 198.27
Offering Note	(1) Magnolia Bancorp, Inc. (the "Registrant") is filing this Registration Statement to register 83,375 shares of common stock, $.01 par value per share ("Common Stock"), for issuance under the Registrant's 2025 Stock Option Plan and 33,350 shares of Common Stock for issuance under the Registrant's 2025 Recognition and Retention Plan and Trust Agreement. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of Registrant's Common Stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant's Common Stock, as applicable. (2) Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $12.30 per share, the average of the high and low prices of the Registrant's Common Stock on March 16, 2026 as reported on the OTCQB.